ACCRUED EXPENSES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Accrued expenses	$ 1,744,555	$ 201,113
Accrued bonus payable	135,239	153,830
Accrued payroll tax liabilities	7,951	87,386
Accrued interest	599	0
Accrued Liabilities, Current	$ 1,888,344	$ 442,329